Note 5 - Related Party Transactions (Details Textual)	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Eurobulk Ltd. [Member] | Executive Services [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	$ 1,500,000		$ 1,500,000
Eurobulk Ltd. [Member] | Vessel Management Fees (Member)
Related Party Transaction, Amounts of Transaction	2,361,821		3,177,465
Service Management Costs Daily Fee Related Party | €		€ 685		€ 685
Eurochart [Member] | Vessel Sales [Member] | M/V Captain Costas [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 27,741
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage	1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage	1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party	$ 276,393		379,471
Eurochart [Member] | Vessel Acquisition [Member] | M/V Aegean Express [Member]
Related Party Transaction, Expenses from Transactions with Related Party	30,000
Eurochart [Member] | Vessel Acquisition [Member] | M/V Xenia [Member]
Related Party Transaction, Expenses from Transactions with Related Party	213,500
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 78,522		105,304
Related Party Transaction Commission on Premium, Maximum, Percentage	5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 74,928		134,435
Revenue from Related Parties	180,000		180,000
Proceeds from Sale of Vessels			$ 0
Vessels Acquired During the Period			0	0
Due to Related Parties	139,640				$ 322,703
Related Party Transaction Amounts of Transaction Per Crew Member Per Month	$ 50